Trade and other payables	9 Months Ended
Sep. 30, 2022
Trade and other payables
Trade and other payables

21.Trade and other payables

	September 30,	December 31,
	2022	2021
	(Unaudited)
Current
Suppliers	11,780,282	10,470,260
Dividends payable (1)	1,958,736	58,668
Withholding tax	970,447	717,720
Partner's advances	900,259	1,060,349
Insurance and reinsurance	478,976	294,114
Deposits received from third parties	145,989	136,310
Related parties (Note 31)	73,403	66,598
Agreements in transport contracts	31,816	33,883
Hedging operations (2)	13,101	2,032
Various creditors	736,940	728,297
	17,089,949	13,568,231

Non-current
Suppliers	24,544	8,260
Various creditors	38,988	62,347
	63,532	70,607
(1)	Corresponds mainly to dividends payable by Ecopetrol S.A. for $1,589,000 (2021: $3,714), Interconexión Eléctrica S.A. $215,150 (2021: 53,976), Inversiones de Gases de Colombia S.A. $74,696 (2021: 978), Oleoducto de Colombia S.A. $45,155, and Oleoducto de los Llanos Orientales S.A. $34,735.
(2)	Corresponds to the balance payable for the liquidation of swap contracts acquired to hedge the price risk of export crude oil.

The book values of trade accounts and other accounts payable approximate their fair values due to the short-term nature of these accounts.